UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith
Title:    President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Benj. A. Smith                   Holland, MI             May 10, 2000
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      47

Form 13F Information Table Value Total:  $156,618
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                                 March 31, 2000

                                                                                                                Voting Authority
                                                                                                                ----------------
                                 Title of                Value      Shares/  Sh/  Put/  Invstmt    Other
Name of Issuer                    class     CUSIP      (x$1000)     Prn Amt  Prn  Call  Dscretn   Managers   Sole       Shared  None
-----------------------------   ---------   -----      --------     -------  ---  ---   -------   --------   ----       ------  ----
AMERICA ONLINE INC DEL COM      COM         02364J104    7243     107408.000 SH          Sole                107408.000
AMERICAN HOME PRODS CP COM      COM         026609107    3916      72858.162 SH          Sole                 72858.162
APARTMENT INVT & MGMT CL A      COM         03748R101     722      18910.175 SH          Sole                 18910.175
BANK WEST FINANCIAL CORP        COM         065631103      66       9000.000 SH          Sole                  9000.000
BRISTOL MYERS SQUIBB COMPANY    COM         110122108     315       5424.000 SH          Sole                  5424.000
CISCO SYSTEMS INC.              COM         17275R102   17245     223050.000 SH          Sole                223050.000
DU PONT E I DE NEMOURS COM      COM         263534109     226       4274.000 SH          Sole                  4274.000
E M C CORP MASS COM             COM         268648102   11008      87368.000 SH          Sole                 87368.000
EXXON MOBIL CORP COM            COM         30231G102     940      12060.000 SH          Sole                 12060.000
FIFTH THIRD BANCORP COM         COM         316773100     886      14071.002 SH          Sole                 14071.002
FIRST OAK BROOK BANCSH COM      COM         335847208     162      10400.000 SH          Sole                 10400.000
FIRST TENN NATL CORP COM        COM         337162101    1062      13266.000 SH          Sole                 13266.000
FIRSTAR CORPORATION             COM         33763V109    3694     161027.000 SH          Sole                161027.000
FIRSTMERIT CORP COM             COM         337915102     378      20488.867 SH          Sole                 20488.867
FISERV INC.                     COM         337738108    5908     158860.000 SH          Sole                158860.000
GENERAL ELECTRIC                COM         369604103     986       6336.000 SH          Sole                  6336.000
GENTEX CORP COM                 COM         371901109    1233      32276.000 SH          Sole                 32276.000
GENZYME CORP. GENL.             COM         372917104    1253      25000.000 SH          Sole                 25000.000
HEWLETT PACKARD COMPANY         COM         428236103    5168      38893.301 SH          Sole                 38893.301
HOME DEPOT INC COM              COM         437076102    8592     133203.804 SH          Sole                133203.804
HUNTINGTON BANCSHARES COM       COM         446150104    5329     238170.574 SH          Sole                238170.574
INDEPENDENT BANK CORPORATION    COM         453838104     205      16117.000 SH          Sole                 16117.000
INTEL CORPORATION               COM         458140100   10713      81200.606 SH          Sole                 81200.606
JOHNSON & JOHNSON COM           COM         478160104    3666      52185.893 SH          Sole                 52185.893
LUCENT TECHNOLOGIES COM         COM         549463107    3815      62279.321 SH          Sole                 62279.321
MACATAWA BANK CORPORATION       COM         554225102   13089     978580.000 SH          Sole                978580.000
MAF BANCORP INC.                COM         55261R108     303      18703.887 SH          Sole                 18703.887
MBNA CORP COM                   COM         55262L100    6583     258169.180 SH          Sole                258169.180
MCI WORLDCOM INC COM            COM         55268B106    4050      89387.000 SH          Sole                 89387.000
MCN CORPORATION                 COM         55267J100     207       8300.000 SH          Sole                  8300.000
MERCANTILE BANK CORP COM        COM         587376104     107      10000.000 SH          Sole                 10000.000
MERCK & CO INC COM              COM         589331107    3333      53644.562 SH          Sole                 53644.562
MICROSOFT CORP COM              COM         594918104    6895        639.000 SH          Sole                   639.000
MINNESOTA MINING MFG            COM         604059105     266       3000.000 SH          Sole                  3000.000
NATIONAL CITY CORP COM          COM         635405103     265      12838.543 SH          Sole                 12838.543
NEW PLAN EXCEL RLTY TR COM      COM         648053106     402      29208.945 SH          Sole                 29208.945
NEWELL RUBBERMAID INC COM       COM         651229106    2722     109721.118 SH          Sole                109721.118
OLD KENT FINL CORP COM          COM         679833103    2184      68248.141 SH          Sole                 68248.141
OTTAWA FINL CORP COM            COM         689389104    1117      63396.633 SH          Sole                 63396.633
PHILLIPS PETE CO COM            COM         718507106     249       5375.000 SH          Sole                  5375.000
ROYAL DUTCH PETE CO NY REG GLD  COM         780257804    4646      80358.000 SH          Sole                 80358.000
SHORELINE FINANCIAL CORPORATIO  COM         825190101     176      11755.000 SH          Sole                 11755.000
TELLABS INC COM                 COM         879664100    7547     119824.000 SH          Sole                119824.000
TRIBUNE CO NEW COM              COM         896047107    1815      49639.580 SH          Sole                 49639.580
WAL MART STORES INC COM         COM         931142103     237       4200.000 SH          Sole                  4200.000
WALGREEN COMPANY                COM         931422109     264      10250.000 SH          Sole                 10250.000
WELLS FARGO & CO NEW COM        COM         949746101    5429     133230.070 SH          Sole                133230.070
REPORT SUMMARY                  47 DATA RECORDS        156618                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED